Mineral Property Interests (Details Narrative) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) shares	Oct. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($) shares	Jul. 31, 2021 CAD ($)
Statement [Line Items]
Exploration expenditures	$ 3,500,000
Interest paid	1,000,000
Commencement of commercial production	$ 1,500,000
Net Smelter Royalty Description	The Committee Bay project is subject to a 1% Net Smelter Royalty (“NSR”) on gold production, with certain portions subject to an additional 1.5% NSR. The 1.5% NSR is payable on only 7,596 hectares and can be purchased by the Company within two years of commencement of commercial production for $2,000 for each one-third (0.5%) of the 1.5% NSR
Non-current accounts receivable	$ 0	$ 50,000			$ 50,000
Cash	10,309,000	3,259,000	$ 50,000
Option payment received	$ 310,000	$ 150,000
Benz
Statement [Line Items]
Cash			$ 310,000
Ruby Hill Properties
Statement [Line Items]
Cash				$ 260
Common stock shares | shares		174,658		174,658
Common stock fair value				$ 110